Employee Benefit Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plans

Note 13—Employee Benefit Plans
Pension
costs include the following components for the period from February 6 through September 30, 2021, the period from January 1 through February 5, 2021, the three months ended September 30, 2021 and the three and nine months ended September 30, 2020:

	Successor		Predecessor
	Three Months Ended September 30, 2021		Three Months Ended September 30, 2020
	Non-US	US	Non-US	US
Interest cost	$344	$1,634	$450	$1,892
Return on plan assets	(229)	(3,177)	(517)	(2,919)
Recognized net actuarial loss	—	—	3	716

Net pension benefit cost (gain)	$115	$(1,543)	$(64)	$(311)

	Successor		Predecessor
	Period From February 6, 2021 through September 30, 2021		Period From January 1, 2021 through February 5, 2021		Nine Months Ended September 30, 2020
	Non-US	US	Non-US	US	Non-US	US

Interest cost	$926	$4,358	$99	$621	$1,313	$5,676
Return on plan assets	(616)	(8,471)	(69)	(1,250)	(1,510)	(8,757)
Recognized net actuarial loss	—	—	1	282	7	2,149

Net pension benefit cost (gain)	$310	$(4,113)	$31	$(347)	$(190)	$(932)

During the period from February 6 through September 30, 2021, the period from January 1 through February 5, 2021 and the three and nine months ended September 30, 2020, we made no
contributions to our pension plans. Effective December 31, 2016, employees and alternate payees accrue no future benefits under the US plans and, as such, Noble recognized no
service costs with the plans for the period from February 6 through September 30, 2021, the period from January 1 through February 5, 2021 and the three and nine months ended September 30, 2020.

Note 13—Employee Benefit Plans
Defined Benefit Plans
Noble Drilling (Land Support) Limited, an indirect, wholly-owned subsidiary of Noble (“NDLS”), maintains a pension plan that covers all of its salaried, non-union
employees, whose most recent date of employment is prior to April 1, 2014 (referred to as our
“non-US
plan”).
In addition to the
non-US
plan discussed above, we have a US noncontributory defined benefit pension plan that covers certain salaried employees and a US noncontributory defined benefit pension plan that covers certain hourly employees, whose initial date of employment is prior to August 1, 2004 (collectively referred to as our “qualified US plans”). These plans are governed by the Noble Drilling Employees’ Retirement Trust (the “Trust”). The benefits from these plans are based primarily on years of service and, for the salaried plan, employees’ compensation near retirement. These plans are designed to qualify under the Employee Retirement Income Security Act of 1974 (“ERISA”), and our funding policy is consistent with funding requirements of ERISA and other applicable laws and regulations. We make cash contributions, or utilize credits available to us, for the qualified US plans when required. The benefit amount that can be covered by the qualified US plans is limited under ERISA and the Internal Revenue Code of 1986. Therefore, we maintain an unfunded, nonqualified excess benefit plan designed to maintain benefits for specified employees at the formula level in the qualified salaried US plan. We refer to the qualified US plans and the excess benefit plan collectively as the “US plans.”
During the fourth quarter of 2016, we approved amendments, effective as of December 31, 2016, to our non-US
and US defined benefit plans. With these amendments, employees and alternate payees will accrue no future benefits under the plans after December 31, 2016. However, these amendments will not affect any benefits earned through that date.
A reconciliation of the changes in projected benefit obligations (“PBO”) for our non-US
and US plans is as follows:

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Benefit obligation at beginning of year	$62,485	$240,249	$54,898	$210,944
Service cost	—	—	—	—
Interest cost	1,877	7,567	1,814	8,711
Actuarial loss (gain)	7,190	28,266	6,649	29,078
Plan amendments	104	—	—	—
Benefits paid	(2,261)	(8,024)	(2,821)	(7,201)
Settlements and curtailments	(3,751)	(1,968)	—	(1,283)
Foreign exchange rate changes	2,299	—	1,945	—

Benefit obligation at end of year	$67,943	$266,090	$62,485	$240,249

A reconciliation of the changes in fair value of plan assets is as follows:

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Fair value of plan assets at beginning of year	$76,429	$194,160	$68,597	$165,730
Actual return on plan assets	8,741	36,247	8,282	35,597
Employer contributions	—	2,002	—	1,317
Benefits paid	(2,261)	(8,024)	(2,821)	(7,201)
Settlement and curtailment	(3,751)	(1,968)	—	(1,283)
Foreign exchange rate changes	4,650	—	2,371	—

Fair value of plan assets at end of year	$83,808	$222,417	$76,429	$194,160

The funded status of the plans is as follows:

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Funded status	$15,865	$(43,673)	$13,944	$(46,089)
Amounts recognized in the Consolidated Balance Sheets consist of:

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Other assets (noncurrent)	$15,865	$—	$13,944	$—
Other liabilities (current)	—	(8,169)	—	(2,535)
Other liabilities (noncurrent)	—	(35,504)	—	(43,554)

Net amount recognized	$15,865	$(43,673)	$13,944	$(46,089)

Amounts recognized in AOCI consist of:

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Net actuarial loss	$3,108	$47,094	$4,758	$46,420
Prior service cost	—	—	—	—
Deferred income tax asset	(558)	(9,890)	(787)	(9,748)

Accumulated other comprehensive loss	$2,550	$37,204	$3,971	$36,672

Pension costs include the following components:

	Years Ended December 31,
	2020		2019		2018
	Non-US	US	Non-US	US	Non-US	US
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	1,877	7,567	1,814	8,711	1,747	8,179
Return on plan assets	(1,649)	(11,676)	(2,471)	(10,313)	(2,762)	(11,914)
Amortization of prior service cost	10	—	10	—	—	—
Recognized net actuarial loss	—	2,866	—	2,771	—	1,642
Settlement and curtailment gains	9	154	—	(37)	—	135

Net pension benefit cost (gain)	$247	$(1,089)	$(647)	$1,132	$(1,015)	$(1,958)

There is less than $0.1 million and $2.9 million estimated net actuarial losses and prior service costs for the non-US
plan and the US plans, respectively, that will be amortized from AOCI into net periodic pension cost in 2021.
During the years ended December 31, 2020, 2019 and 2018, we adopted the Retirement Plan (“RP”) mortality tables with the Mortality Projection (“MP”) scale as issued by the Society of Actuaries for each of the respective years. The RP 2020, 2019 and 2018 mortality tables represent the new standard for defined benefit mortality assumptions due to adjusted life expectancies. The adoption of the updated mortality tables and the mortality improvement scales decreased our pension liability on our US plans by approximately $1.7 million, $2.1 million and $0.6 million as of December 31, 2020, 2019 and 2018.
During the fourth quarter of 2018, the UK High Court made a judgement confirming that UK pension schemes are required to equalize male and female members’ benefits for the effect of guaranteed minimum pensions (GMP). We have accounted for the impact of the GMP equalization as a plan amendment to our non-US
plan, and the impact is included as a prior service cost as of December 31, 2020, which will be amortized over the average life expectancy of the members at that date.
Defined Benefit Plans—Disaggregated Plan Information
Disaggregated information regarding our
non-US
and US plans is summarized below:

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Projected benefit obligation	$67,943	$266,090	$62,485	$240,249
Accumulated benefit obligation	67,943	266,090	62,485	240,249
Fair value of plan assets	83,808	222,417	76,429	194,160
The following table provides information related to those plans in which the PBO exceeded the fair value of the plan assets at December 31, 2020 and 2019. The PBO is the actuarially computed present value of earned benefits based on service to date and includes the estimated effect of any future salary increases. Employees and alternate payees have no longer accrued future benefits under the plans since December 31, 2017.

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Projected benefit obligation	$—	$266,090	$—	$240,249
Fair value of plan assets	—	222,417	—	194,160
The PBO for the unfunded excess benefit plan was $9.7 million at December 31, 2020 as compared to $10.8 million in 2019, and is included under “US” in the above tables.
The following table provides information related to those plans in which the accumulated benefit obligation (“ABO”) exceeded the fair value of plan assets at December 31, 2020 and 2019. The ABO is the actuarially computed present value of earned benefits based on service to date, but differs from the PBO in that it is based on current salary levels. Employees and alternate payees have no longer accrued future benefits under the plans since December 31, 2016.

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Accumulated benefit obligation	$—	$266,090	$—	$240,249
Fair value of plan assets	—	222,417	—	194,160
The ABO for the unfunded excess benefit plan was $9.7 million at December 31, 2020 as compared to $10.8 million in 2019, and is included under “US” in the above tables.
Defined Benefit Plans—Key Assumptions
The key assumptions for the plans are summarized below:

	Years Ended December 31,
	2020		2019
	Non-US	US	Non-US	US
Weighted-average assumptions used to determine benefit obligations:
Discount Rate	1.40%	1.82%-2.60%	2.10%	2.56%-3.32%
Rate of compensation increase	N/A	N/A	N/A	N/A

	Years Ended December 31,
	2020		2019		2018
	Non-US	US	Non-US	US	Non-US	US
Weighted-average assumptions used to determine periodic benefit cost:
Discount Rate	2.10%	2.56%-3.32%	2.90%	3.65%-4.29%	2.60%	2.84%-3.66%
Expected long-term return on assets	2.90%	5.40%-6.30%	3.70%	5.40%-6.50%	3.70%	5.75%-6.50%
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A
The discount rates used to calculate the net present value of future benefit obligations for our US plans is based on the average of current rates earned on long-term bonds that receive a Moody’s rating of “Aa” or better. We have determined that the timing and amount of expected cash outflows on our plans reasonably match this index. For our non-US
plan, the discount rate used to calculate the net present value of future benefit obligations is determined by using a yield curve of high quality bond portfolios with an average maturity approximating that of the liabilities.
In developing the expected long-term rate of return on assets, we considered the current level of expected returns on risk free investments (primarily government bonds), the historical level of risk premium associated with the other asset classes in which the portfolio is invested and the expectations for future returns of each asset class. The expected return for each asset class was then weighted based on the target asset allocation to develop the expected long-term rate of return on assets for the portfolio. To assist us with this analysis, we employ third-party consultants for our US and non-US
plans that use a portfolio return model.
Defined Benefit Plans—Plan Assets
Non-US
Plan
As of December 31, 2020, the NDLS pension Scheme targets an asset allocation of 10.0% return-seeking securities (Growth) and 90.0% debt securities (Matching) in order to protect the strong funding position the Scheme had achieved and reduce the level of funding level volatility arising as a result of the Scheme’s investment portfolio while the Trustees and Company considered entering into a buy-out
contract with an insurance provider. However, following the year end and the conclusion of the assessment of a buy-out
contract, the Trustees increased the Scheme’s target an asset allocation of 20.0% return-seeking securities (Growth) and
80.0% in debt securities (Matching) and recommended the
de-risking
strategy whereby the level of investment risk reduces as the Scheme’s funding level improves. The overall investment objective of the Scheme, as adopted by the Scheme’s Trustees, is to reach a fully funded position on the agreed de-risking
basis of Gilts—0.20% per annum. The objectives within the Scheme’s overall investment strategy is to outperform the cash + 4% per annum long term objective for Growth assets and to sufficiently hedge interest rate and inflation risk within the Matching portfolio in relation to the Scheme’s liabilities. By achieving these objectives, the Trustees believe the Scheme will be able to avoid significant volatility in the contribution rate and provide sufficient assets to cover the Scheme’s benefit obligations. To achieve this the Trustees have given Mercer, the appointed investment manager, full discretion in the day-to-day
management of the Scheme’s assets and implementation of the
de-risking
strategy, who in turn invests in multiple underlying investment managers where appropriate. The Trustees meet with Mercer periodically to review and discuss their investment performance.
The actual fair values of the
non-US
plan are as follows:

	Year Ended December 31, 2020
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$5,405	$5,405	$—	$—
Equity securities:
International companies	4,179	4,179	—	—
Fixed income securities:
Corporate bonds	72,407	72,407	—	—
Other	1,817	1,817	—	—

Total	$83,808	$83,808	$—	$—

	Year Ended December 31, 2019
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$903	$903	$—	$—
Equity securities:
International companies	26,131	26,131	—	—
Fixed income securities:
Corporate bonds	49,395	49,395	—	—
Other	—	—	—	—

Total	$76,429	$76,429	$—	$—

US Plans
The fundamental objective of the US plan is to provide the capital assets necessary to meet the financial obligations made to plan participants. In order to meet this objective, the Investment Policy Statement depicts how the investment assets of the plan are to be managed in accordance with the overall target asset allocation of approximately 41.0% equity securities, 57.7% fixed income securities, and 1.3% in cash and equivalents. The target asset allocation is intended to generate sufficient capital to meet plan obligations and provide a portfolio rate of return equal to or greater than the return realized using appropriate blended, market benchmark over a full market cycle (usually a five to seven year time period). Actual allocations may deviate from the target range, however any deviation from the target range of asset allocations must be approved by the Trust’s governing committee.
For investments in mutual funds, the assets of the Trust are subject to the guidelines and limits imposed by such mutual fund’s prospectus and the other governing documentation at the fund level.
No shares of Noble were included in equity securities at either December 31, 2020 or 2019.
The actual fair values of US plan assets are as follows:

	Year Ended December 31, 2020
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$1,727	$1,727	$—	$—
Equity securities:
United States	78,019	32,387	45,632	—
International	32,310	32,310	—	—
Fixed income securities:
Corporate bonds	83,645	82,669	976	—
Municipal bonds	—	—	—
Treasury bonds	26,716	26,716	—	—

Total	$222,417	$175,809	$46,608	$—

	Year Ended December 31, 2019
		Estimated Fair Value Measurements
	Carrying Amount	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$2,254	$2,254	$—	$—
Equity securities:
United States	60,422	21,502	38,920	—
International	23,470	23,470	—	—
Fixed income securities:
Corporate bonds	75,131	74,253	878	—
Municipal bonds	1,064	$—	$1,064
Treasury bonds	31,819	31,819	—	—

Total	$194,160	$153,298	$40,862	$—

Defined Benefit Plans—Cash Flows
In 2020, we made no contributions to our
non-US
plan and we made contributions of $2.0 million to our US plans. In 2019, we made no contributions to our non-US
plan and contributions of $1.3 million to our US plans. In 2018, we made no contributions to our non-US
plan and contributions of $4.6 million to our US plans. We expect our aggregate minimum contributions to our non-US
and US plans in 2021, subject to applicable law, to be zero and $8.2 million, respectively. We continue to monitor and evaluate funding options based upon market conditions and may increase contributions at our discretion.
The following table summarizes our estimated benefit payments at December 31, 2020:

	Payments by Period
	Total	2021	2022	2023	2024	2025	Thereafter
Estimated benefit payments
Non-US plans	$24,311	$2,071	$2,143	$2,218	$2,296	$2,376	$13,207
US plans	115,735	17,319	9,648	10,157	10,367	10,824	57,420

Total estimated benefit payments	$140,046	$19,390	$11,791	$12,375	$12,663	$13,200	$70,627

Other Benefit Plans
We sponsor a 401(k) Restoration Plan, which is a nonqualified, unfunded employee benefit plan under which specified employees may elect to defer compensation in excess of amounts deferrable under our 401(k) savings plan. The 401(k) Restoration Plan has no assets, and amounts withheld for the 401(k) Restoration Plan are kept by us for general corporate purposes. The investments selected by employees and associated returns are tracked on a phantom basis. Accordingly, we have a liability to the employee for amounts originally withheld plus phantom investment income or less phantom investment losses. We are at risk for phantom investment income and, conversely, benefit should phantom investment losses occur. At December 31, 2020 and 2019, our liability for the 401(k) Restoration Plan was $7.8 million and $8.4 million, respectively, and is included in “Accrued payroll and related costs.”
In 2005, we enacted a profit sharing plan, the Noble Drilling Services Inc. Profit Sharing Plan, which covers eligible employees, as defined in the plan. Participants in the plan become fully vested in the plan after three years of service. We sponsor other retirement, health and welfare plans and a 401(k) savings plan for the benefit of our employees. On January 1, 2019, the 401(k) savings plan and the profit sharing plan were merged into the Noble Drilling Services Inc. 401(k) and Profit Sharing Plan.
Profit sharing contributions are discretionary, require Board of Directors approval and are made in the form of cash. Contributions recorded related to this plan totaled $2.4 million, $2.4 million and $2.3 million, respectively, for three years ended December 31, 2020, 2019 and 2018. The cost of maintaining these plans for continuing operations aggregated approximately $24.9 million, $28.1 million and $25.0 million in 2020, 2019 and 2018, respectively. We do not provide post-retirement benefits (other than pensions) or any post-employment benefits to our employees.